Acquisitions, divestments and equity-accounted companies - Divestments (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jul. 31, 2019 USD ($)
Business divestments
Net gains relating to divestments of consolidated businesses, net of transaction costs			$ 55,000,000
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets held for sale and in discontinued operations	$ 136,000,000				$ 282,000,000
Current liabilities held for sale and in discontinued operations	381,000,000				644,000,000
Income from continuing operations before income taxes	5,787,000,000	$ 841,000,000	1,862,000,000
Solar Inverters business | Disposal group, held for sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestment value						$ 0
Amount payable to buyer				€ 132	$ 145,000,000		$ 143,000,000
Loss on write down of disposal group	33,000,000		421,000,000
Loss from cumulative translation adjustment, disposal group		(99,000,000)	(99,000,000)
Income from continuing operations before income taxes	(63,000,000)	(490,000,000)
Dodge [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from continuing operations before income taxes	115,000,000	$ 96,000,000	$ 111,000,000
Recognized net gain on sale of business	2,193,000,000
Proceeds from divestments of consolidated businesses, net of transaction costs	$ 2,958,000,000